Asia Pacific Fund Summary

Class/Ticker: Class A - WFAAX; Class C - WFCAX

Summary Prospectus

June 8, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012, as supplemented March 1, 2012 and June 8, 2012, and statement of additional information ("SAI"), dated March 1, 2012, as supplemented June 8, 2012, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 49 and 51 of the Prospectus and "Additional Purchase and Redemption Information" on page 49 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	1.10%	1.10%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.63%	0.63%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.75%	2.50%
Fee Waivers	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.62%	2.37%
1.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A and 2.35% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$730	$340	$240
3 Years	$1,082	$766	$766
5 Years	$1,458	$1,319	$1,319
10 Years	$2,509	$2,826	$2,826

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in Asia Pacific Basin equity securities. We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use participation notes.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+25.66%
Lowest Quarter: 3rd Quarter 2008	-27.80%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/2007	-20.81%	-4.09%	8.52%
Class A (after taxes on distributions)	7/31/2007	-20.81%	-5.23%	6.85%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	-13.53%	-3.86%	6.74%
Class C (before taxes)	7/31/2007	-17.51%	-3.69%	8.42%
MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		-15.11%	-1.90%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1994 Alison Shimada, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA
Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement
Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Emerging Markets Equity Income Fund

(each, a “Fund” and together, the “Funds”)

At a meeting held on August 14-15, 2012, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

In connection with this delegation and following the effective registration of Wells Capital Management Singapore as a U.S. registered investment adviser, Anthony L.T. Cragg, who served as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated, continues to serve as a co-portfolio manager of the Funds, but as an employee of Wells Capital Management Singapore. Alison Shimada also continues to serve as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated.   Wells Capital Management Singapore is compensated for its services as a sub-adviser to the Funds by Wells Capital Management Incorporated from the fee Wells Capital Management Incorporated receives for its services as a sub-adviser to the Funds.  There will be no change to the Funds’ investment objectives, policies or strategies and no increase in the fees paid by the Funds as a result of the delegation.

All references in the prospectuses, summary prospectuses, and Statements of Additional Information to Wells Capital Management Incorporated as the investment sub-adviser to the Funds are hereby revised to add a reference to Wells Capital Management Singapore as an additional sub-adviser to the Funds.  Similarly, all references to Anthony L.T. Cragg as an employee of Wells Capital Management Incorporated are revised to reflect his employment with Wells Capital Management Singapore.

In addition, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser[s] and Portfolio Managers” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers” or “Management – Sub-Advisers”, as applicable, in each Fund’s Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Asia Pacific Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Emerging Markets Equity Income Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

            References to Wells Capital Management Incorporated’s conflicts of interest and compensation policies in the section entitled “Management – Portfolio Managers” in each Fund’s Statement of Additional Information are revised to reflect that those same conflicts and policies also apply to Wells Capital Management Singapore.

August 30, 2012                                                                                                                      IEIV082/P306SP

Asia Pacific Fund Summary

Class/Ticker: Administrator Class: WFADX

Summary Prospectus

June 8, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012, as supplemented June 8, 2012 and statement of additional information ("SAI"), dated March 1, 2012, as supplemented June 8, 2012 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.59%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.42%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$145
3 Years	$485
5 Years	$850
10 Years	$1,875

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in Asia Pacific Basin equity securities. We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use participation notes.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2009	+25.66%
Lowest Quarter: 3rd Quarter 2008	-27.80%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	-15.77%	-2.89%	9.20%
Administrator Class (after taxes on distributions)	7/30/2010	-16.19%	-4.17%	7.46%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	-10.25%	-2.93%	7.33%
MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		-15.11%	-1.90%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1994 Alison Shimada, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Emerging Markets Equity Income Fund

(each, a “Fund” and together, the “Funds”)

At a meeting held on August 14-15, 2012, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

In connection with this delegation and following the effective registration of Wells Capital Management Singapore as a U.S. registered investment adviser, Anthony L.T. Cragg, who served as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated, continues to serve as a co-portfolio manager of the Funds, but as an employee of Wells Capital Management Singapore. Alison Shimada also continues to serve as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated.   Wells Capital Management Singapore is compensated for its services as a sub-adviser to the Funds by Wells Capital Management Incorporated from the fee Wells Capital Management Incorporated receives for its services as a sub-adviser to the Funds.  There will be no change to the Funds’ investment objectives, policies or strategies and no increase in the fees paid by the Funds as a result of the delegation.

All references in the prospectuses, summary prospectuses, and Statements of Additional Information to Wells Capital Management Incorporated as the investment sub-adviser to the Funds are hereby revised to add a reference to Wells Capital Management Singapore as an additional sub-adviser to the Funds.  Similarly, all references to Anthony L.T. Cragg as an employee of Wells Capital Management Incorporated are revised to reflect his employment with Wells Capital Management Singapore.

In addition, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser[s] and Portfolio Managers” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers” or “Management – Sub-Advisers”, as applicable, in each Fund’s Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Asia Pacific Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Emerging Markets Equity Income Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

            References to Wells Capital Management Incorporated’s conflicts of interest and compensation policies in the section entitled “Management – Portfolio Managers” in each Fund’s Statement of Additional Information are revised to reflect that those same conflicts and policies also apply to Wells Capital Management Singapore.

August 30, 2012                                                                                                                      IEIV082/P306SP

Asia Pacific Fund Summary

Class/Ticker: Institutional Class: WFPIX

Summary Prospectus

June 8, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012, as supplemented June 8, 2012 and statement of additional information ("SAI"), dated March 1, 2012, as supplemented June 8, 2012 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.27%
1.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$129
3 Years	$413
5 Years	$719
10 Years	$1,586

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in Asia Pacific Basin equity securities. We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use participation notes.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2009	+25.66%
Lowest Quarter: 3rd Quarter 2008	-27.80%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	-15.58%	-2.84%	9.23%
Institutional Class (after taxes on distributions)	7/30/2010	-16.07%	-4.13%	7.48%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	-10.13%	-2.90%	7.35%
MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		-15.11%	-1.90%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1994 Alison Shimada, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Emerging Markets Equity Income Fund

(each, a “Fund” and together, the “Funds”)

At a meeting held on August 14-15, 2012, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

In connection with this delegation and following the effective registration of Wells Capital Management Singapore as a U.S. registered investment adviser, Anthony L.T. Cragg, who served as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated, continues to serve as a co-portfolio manager of the Funds, but as an employee of Wells Capital Management Singapore. Alison Shimada also continues to serve as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated.   Wells Capital Management Singapore is compensated for its services as a sub-adviser to the Funds by Wells Capital Management Incorporated from the fee Wells Capital Management Incorporated receives for its services as a sub-adviser to the Funds.  There will be no change to the Funds’ investment objectives, policies or strategies and no increase in the fees paid by the Funds as a result of the delegation.

All references in the prospectuses, summary prospectuses, and Statements of Additional Information to Wells Capital Management Incorporated as the investment sub-adviser to the Funds are hereby revised to add a reference to Wells Capital Management Singapore as an additional sub-adviser to the Funds.  Similarly, all references to Anthony L.T. Cragg as an employee of Wells Capital Management Incorporated are revised to reflect his employment with Wells Capital Management Singapore.

In addition, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser[s] and Portfolio Managers” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers” or “Management – Sub-Advisers”, as applicable, in each Fund’s Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Asia Pacific Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Emerging Markets Equity Income Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

            References to Wells Capital Management Incorporated’s conflicts of interest and compensation policies in the section entitled “Management – Portfolio Managers” in each Fund’s Statement of Additional Information are revised to reflect that those same conflicts and policies also apply to Wells Capital Management Singapore.

August 30, 2012                                                                                                                      IEIV082/P306SP

Asia Pacific Fund Summary

Class/Ticker: Investor Class: SASPX

Summary Prospectus

June 8, 2012

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated March 1, 2012, as supplemented June 8, 2012 and statement of additional information ("SAI"), dated March 1, 2012, as supplemented June 8, 2012 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.82%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.67%
1.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.65% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$170
3 Years	$558
5 Years	$971
10 Years	$2,125

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in Asia Pacific Basin equity securities. We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use participation notes.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Participation Notes Risk. Investments in participation notes involve the same risks associated with a direct investment in the securities of the underlying foreign companies or foreign securities markets that they seek to replicate. The performance results of participation notes will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses.

Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 2nd Quarter 2009	+25.45%
Lowest Quarter: 3rd Quarter 2008	-27.76%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	12/31/1993	-15.92%	-3.01%	9.14%
Investor Class (after taxes on distributions)	12/31/1993	-16.25%	-4.23%	7.43%
Investor Class (after taxes on distributions and the sale of Fund Shares)	12/31/1993	-10.35%	-3.00%	7.29%
MSCI All Country Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		-15.11%	-1.90%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1994 Alison Shimada, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

Wells Fargo Advantage Asia Pacific Fund

Wells Fargo Advantage Emerging Markets Equity Income Fund

(each, a “Fund” and together, the “Funds”)

At a meeting held on August 14-15, 2012, the Board of Trustees of the Funds approved Wells Capital Management Incorporated’s delegation of certain portfolio management duties to Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A.

In connection with this delegation and following the effective registration of Wells Capital Management Singapore as a U.S. registered investment adviser, Anthony L.T. Cragg, who served as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated, continues to serve as a co-portfolio manager of the Funds, but as an employee of Wells Capital Management Singapore. Alison Shimada also continues to serve as a co-portfolio manager of the Funds as an employee of Wells Capital Management Incorporated.   Wells Capital Management Singapore is compensated for its services as a sub-adviser to the Funds by Wells Capital Management Incorporated from the fee Wells Capital Management Incorporated receives for its services as a sub-adviser to the Funds.  There will be no change to the Funds’ investment objectives, policies or strategies and no increase in the fees paid by the Funds as a result of the delegation.

All references in the prospectuses, summary prospectuses, and Statements of Additional Information to Wells Capital Management Incorporated as the investment sub-adviser to the Funds are hereby revised to add a reference to Wells Capital Management Singapore as an additional sub-adviser to the Funds.  Similarly, all references to Anthony L.T. Cragg as an employee of Wells Capital Management Incorporated are revised to reflect his employment with Wells Capital Management Singapore.

In addition, the following description of Wells Capital Management Singapore is added to the section entitled “Organization and Management of the Funds – The Sub-Adviser[s] and Portfolio Managers” in each Fund’s prospectuses:

“Wells Capital Management Singapore (Wells Capital Singapore), a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624 and serves as a sub-adviser to the Fund(s). In this capacity, Wells Capital Singapore is authorized to make day-to-day investment decisions for the Funds. Wells Capital Singapore provides portfolio management services for registered mutual funds.”

Further, the section entitled “Management – Investment Sub-Advisers” or “Management – Sub-Advisers”, as applicable, in each Fund’s Statement of Additional Information is revised as follows:

The last sentence of the first paragraph in the section is replaced with the following:

“Funds Management and Wells Capital Management may, from time to time and in their sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management and Wells Capital Management Singapore, respectively.”

The sub-advisory fee schedule in the section is revised to add the following:

Fund	Sub-Adviser	Fee*
Asia Pacific Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

Fund	Sub-Adviser	Fee*
Emerging Markets Equity Income Fund	Wells Capital Management Singapore	First $100M	0.250%
		Next $100M	0.200%
		Over $200M	0.150%

* This fee will be paid by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

            References to Wells Capital Management Incorporated’s conflicts of interest and compensation policies in the section entitled “Management – Portfolio Managers” in each Fund’s Statement of Additional Information are revised to reflect that those same conflicts and policies also apply to Wells Capital Management Singapore.

August 30, 2012                                                                                                                      IEIV082/P306SP